Note 2 - Summary of significant accounting policies: Other receivables and other current assets (Details) - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Allowance for Credit Loss, Receivable, Other, Current	$ 278,776	$ 252,947	$ 239,594	$ 278,776	$ 252,947	$ 239,594	$ 264,880
Other Receivable And Other Current Assets Credit Loss Expense Reversal	$ 38,690	$ 20,247	$ (5,268)	$ 38,690	$ 20,247	$ (5,268)